SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of anti-dilutive securities) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	5,129,779	3,600,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	666,667	3,000,000
Cashless warrants not converted to common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	783,112
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	3,680,000	600,000